Summary Of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Entities included in consolidation

		Country of	Statements of operations
Company name	Vessel name	incorporation	2018	2017
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Gemini Shipping Corporation(1)	Navios Gemini S	Marshall Is.	—	1/01 – 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Palermo Shipping S.A.(2)	Navios Apollon	Marshall Is.	—	1/01 – 04/21
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 06/30	1/01 – 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Finian Navigation Co.	Navios Ace	Marshall Is.	1/01 – 06/30	06/09 – 06/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 06/30	06/07 – 06/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 06/30	—
Casual Shipholding Co.	Navios Sol	Marshall Is.	1/01 – 06/30	—
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 06/30	—
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 06/30	—
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 06/30	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Fairy Shipping Corporation(3)	YM Utmost	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Limestone Shipping Corporation(3)	YM Unity	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Dune Shipping Corp.(4)	MSC Cristina	Marshall Is.	—	1/01 – 01/12
Citrine Shipping Corporation	—	Marshall Is.	—	—
Cavalli Navigation Inc.	—	Marshall Is.	—	—
Seymour Trading Limited	Navios Altair I	Marshall Is.	06/07 – 06/30	—
Goldie Services Company	Navios Symmetry	Marshall Is.	05/21 – 06/30	—
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	05/09 – 06/30	—
Chartered-in vessels
Cavos Navigation Co.	—	Marshall Is.	—	—
Other
Prosperity Shipping Corporation	—	Marshall Is.	—	—
Aldebaran Shipping Corporation	—	Marshall Is.	—	—
JTC Shipping and Trading Ltd.(5)	Holding Company	Malta	1/01 – 06/30	1/01 – 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 06/30	1/01 – 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 06/30	1/01 – 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 06/30	1/01 – 06/30